Execution of Standby Equity Purchase Agreement and Promissory Note (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Jun. 05, 2023 USD ($) $ / shares shares	Jun. 05, 2023 USD ($) ₪ / shares shares	Jun. 30, 2023 USD ($) shares
Execution of Standby Equity Purchase Agreement and Promissory Note (Details) [Line Items]
Commitment amount (in Dollars) | $	$ 10,000	$ 10,000
Number of ordinary shares (in Shares) | shares	5	5
Ordinary shares, par value | ₪ / shares		$ 0.01
Purchase percentage	95.00%	95.00%
Shares issued (in Shares) | shares	68,152	68,152
Outstanding voting power percentage			4.99%
Original issue discount percentage			3.00%
Sale price discount rate			5.00%
Exercise price			zero
Total purchase price (in Dollars) | $			$ 53
Yorkville [Member]
Execution of Standby Equity Purchase Agreement and Promissory Note (Details) [Line Items]
Ordinary shares, par value | $ / shares	$ 10,000
Sold advance shares (in Shares) | shares			200,000
Promissory Note [Member]
Execution of Standby Equity Purchase Agreement and Promissory Note (Details) [Line Items]
Commitment amount (in Dollars) | $			$ 2,000
Interest rate			8%
Fair value discount rate			17.51%